Organization and Principal Activities - Schedule of Direct or Indirect Interests in the Following Subsidiary (Details) - 12 months ended Sep. 30, 2025	HKD ($)	CNY (¥)
Techlution Service Limited (“TSL”) [Member]
Schedule of Direct or Indirect Interests in the Following Subsidiary [Line Items]
Place and date of incorporation	Nov. 28, 2017	Nov. 28, 2017
Issued ordinary share capital	$ 10,000
Ownership	100.00%	100.00%
Principal activities	providing IT development and consulting service to customers	providing IT development and consulting service to customers
Neural Sense Limited (“NSL”) [Member]
Schedule of Direct or Indirect Interests in the Following Subsidiary [Line Items]
Place and date of incorporation	Oct. 16, 2019	Oct. 16, 2019
Issued ordinary share capital	$ 10,000
Ownership	100.00%	100.00%
Principal activities	providing IT development and consulting service to customers	providing IT development and consulting service to customers
Alpha Technology Group (HK) Limited (“Alpha HK”) [Member]
Schedule of Direct or Indirect Interests in the Following Subsidiary [Line Items]
Place and date of incorporation	Sep. 14, 2022	Sep. 14, 2022
Issued ordinary share capital	$ 10,000
Ownership	100.00%	100.00%
Principal activities	has not commenced its operations	has not commenced its operations
Aifa Technology (Guangzhou) Company Ltd (“Aifa”) [Member]
Schedule of Direct or Indirect Interests in the Following Subsidiary [Line Items]
Place and date of incorporation	Nov. 06, 2024	Nov. 06, 2024
Issued ordinary share capital | ¥		¥ 5,000,000
Ownership	100.00%	100.00%
Principal activities	has not commenced its operations	has not commenced its operations